Basic and Diluted Net Income/(Loss) Per Share - Net loss per share in accordance with ASC 260 (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net income/(loss) per ordinary share-basic: Numerator:
Net income/(loss) attributable to 36Kr Holdings Inc	¥ 22,637	¥ (90,609)	¥ (279,342)
Net loss/(income) attributable to non-controlling interests	(694)	1,038	(889)
Net income/(loss) attributable to ordinary shareholders of 36Kr Holdings Inc.-basic	¥ 21,943	¥ (89,571)	¥ (280,231)
Net income/(loss) per ordinary share-basic: Denominator:
Denominator used in computing net loss per share - basic (in shares)	1,034,547,219	1,025,068,349	1,019,316,944
Weighted average number of ordinary shares outstanding	¥ 0.021	¥ (0.087)	¥ (0.275)
Net income/(loss) per ordinary share-diluted: Numerator:
Net income/(loss) attributable to ordinary shareholders of 36Kr Holdings Inc.-basic	¥ 21,943	¥ (89,571)	¥ (280,231)
Net income/(loss) attributable to ordinary shareholders - diluted	¥ 21,943	¥ (89,571)	¥ (280,231)
Net income/(loss) per ordinary share-diluted: Denominator:
Denominator used in computing net loss per share - basic (in shares)	1,034,547,219	1,025,068,349	1,019,316,944
Denominator used in computing net loss per share - diluted ((in shares)	1,034,547,219	1,025,068,349	1,019,316,944
Net loss per ordinary share-diluted (in CNY per share)	¥ 0.021	¥ (0.087)	¥ (0.275)